MATERIAL ACCOUNTING POLICIES - Intangible assets (Details)	12 Months Ended
Dec. 31, 2025
Technology | Minimum
MATERIAL ACCOUNTING POLICIES
Useful economic lives of the intangible assets	5 years
Technology | Maximum
MATERIAL ACCOUNTING POLICIES
Useful economic lives of the intangible assets	7 years
Customer relationships | Minimum
MATERIAL ACCOUNTING POLICIES
Useful economic lives of the intangible assets	5 years
Customer relationships | Maximum
MATERIAL ACCOUNTING POLICIES
Useful economic lives of the intangible assets	10 years 3 months 29 days